Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2022	Nov. 30, 2021
Cost, beginning balance	$ 7,463,200	$ 7,977,702
Impairment of asset		514,502
Cost, ending balance	7,463,200	7,463,200
Accumulated amortization, beginning balance	6,469,091	6,207,565
Depreciation	102,956	261,526
Accumulated amortization, ending balance	6,572,047	6,469,091
Property and equipment, net	891,153	994,109
Computer Software
Cost, beginning balance	156,059	156,059
Impairment of asset		0
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	154,500	152,942
Depreciation	390	1,558
Accumulated amortization, ending balance	154,890	154,500
Property and equipment, net	1,169	1,559
Furniture and Fixtures
Cost, beginning balance	172,498	172,498
Impairment of asset		0
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	150,991	145,614
Depreciation	2,151	5,377
Accumulated amortization, ending balance	153,142	150,991
Property and equipment, net	19,356	21,507
Laboratory Equipment
Cost, beginning balance	5,061,857	5,576,359
Impairment of asset		514,502
Cost, ending balance	5,061,857	5,061,857
Accumulated amortization, beginning balance	4,157,060	3,930,860
Depreciation	90,480	226,200
Accumulated amortization, ending balance	4,247,540	4,157,060
Property and equipment, net	814,317	904,797
Leasehold Improvements
Cost, beginning balance	1,441,452	1,441,452
Impairment of asset		0
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,441,452	1,441,452
Depreciation	0	0
Accumulated amortization, ending balance	1,441,452	1,441,452
Property and equipment, net	0	0
Computer Equipment
Cost, beginning balance	631,334	631,334
Impairment of asset		0
Cost, ending balance	631,334	631,334
Accumulated amortization, beginning balance	565,088	536,697
Depreciation	9,935	28,391
Accumulated amortization, ending balance	575,023	565,088
Property and equipment, net	$ 56,311	$ 66,246